Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE

NOTE 15. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Three Months Ended March 31,
	2021	2022
Numerator:
Net loss attributable to common stock shareholders	$(28,313)	$(43,776)
Denominator:
Weighted average common stock used in computing basic and diluted net loss per share	99,028,297	298,843,016
Basic and diluted net loss per share	$(0.29)	$(0.15)

For the three months ended March 31, 2021 and 2022, the following Common Stock outstanding were excluded from the calculation of diluted net loss per share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Three Months Ended March 31,
	2021	2022
Shares issuable upon exercise of stock options	34,203,051	33,482,818
Shares issuable upon vesting of non-vested shares	—	673,534
Shares issuable upon exercise of warrants	—	28,437,000
Shares issuable upon conversion of Series B2 Preferred	8,545,490	—
Shares issuable upon conversion of Series C1 Preferred	26,757,258	—
Shares issuable upon conversion of Series C2 Preferred	20,249,450	—
Shares issuable upon conversion of Series D1 Preferred	22,311,516	—
Shares issuable upon conversion of Series D2 Preferred	16,432,674	—
Shares issuable upon conversion of non-controlling interests of a subsidiary	17,253,182	—
Shares issuable upon vesting of Earn-out shares	—	19,999,988
Shares issuable that may be subject to cancellation	—	1,687,500

26. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Year Ended December 31,
	2019	2020	2021
Numerator:
Net loss attributable to Common Stock shareholders	$(115,479)	$(80,963)	$(234,103)
Denominator:
Weighted average Common Stock outstanding used in computing basic and diluted net loss per share	99,028,297	99,028,297	185,896,482
Basic and diluted net loss per share	$(1.17)	$(0.82)	$(1.26)

For the years ended December 31, 2019, 2020 and 2021, the following Common Stock outstanding were excluded from the calculation of diluted net loss per share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2019	2020	2021
Shares issuable upon exercise of share options	8,108,700	18,281,198	33,786,356
Shares issuable upon vesting of non-vested shares	4,712,098	72,122	167,268
Shares issuable upon exercise of warrants	—	—	12,543,444
Shares issuable upon conversion of Series A1 Preferred	2,613,042	—	—
Shares issuable upon conversion of Series B1 Preferred	1,304,117	—	—
Shares issuable upon conversion of Series B2 Preferred	8,545,490	8,545,490	6,035,544
Shares issuable upon conversion of Series C1 Preferred	24,527,400	26,757,258	14,881,434
Shares issuable upon conversion of Series C2 Preferred	18,561,830	20,249,450	11,262,023
Shares issuable upon conversion of Series D1 Preferred	22,311,516	22,311,516	12,408,870
Shares issuable upon conversion of Series D2 Preferred	16,432,674	16,432,674	9,139,268
Shares issuable upon conversion of non-controlling interests of a subsidiary	17,253,182	17,253,182	9,595,605
Shares issuable upon vesting of Earn-out shares	—	—	8,821,913
Shares issuable that may be subject to cancellation	—	—	744,349